INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The provision for income taxes in the consolidated statement of operations represents an effective rate different from the US statutory tax rate for the following reasons:

	Year Ended December 31,
	2020	2019
Loss before income taxes	$(26,810)	$(21,533)
Income tax recovery at statutory rate (21%)	(5,630)	(4,522)
Increase resulting from:
Effect of foreign tax rate	(252)	(669)
Unrecognized deferred tax asset	5,642	4,667
Permanent and other differences	240	524
Provision for income taxes	$—	$—
The effects of temporary differences that give rise to future income tax assets and future income tax liabilities have been determined as follows:

	Year Ended December 31,
	2020	2019
Future income tax assets:
Non-capital losses	$31,658	$26,078
Un-depreciated capital cost (UCC)	1,868	1,571
Other intangible items	223	23
Total future income tax assets	33,749	27,672
Future income tax liabilities:
Unrecognized deferred tax asset	(33,749)	(27,672)
Net future income tax asset	$—	$—
The Company has approximately $2.2 million of non-capital losses in Canada that can be used to reduce taxable income in future years. These losses will begin to expire in the year 2032. In the United States, MedAvail has approximately $41.2 million of net operating losses that can also be used to reduce taxable income in future years. These losses will begin to expire in the year 2032.
The Internal Revenue Service and Canada Revenue Agency have completed their examination of the Company’s income tax returns through tax year 2014. The Internal Revenue Service and Canada Revenue Agency have substantially completed their examinations of the Company’s income tax returns for the tax years 2015 through 2019. The agencies are currently examining the Company’s 2020 income tax returns.
A reconciliation of the beginning and ending amounts of unrecognized deferred tax benefits as of December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
	2020	2019
Beginning balance	$27,672	$23,101
Additions based on tax positions related to the current year	6,077	4,571
Ending balance	$33,749	$27,672